Income tax credit (Tables)	12 Months Ended
Jun. 30, 2024
Income tax credit
Schedule of Income tax credit

	2024	2023	2022
	£’000	£’000	£’000
Current tax:
Current tax on loss for the year	(270)	(217)	5,084
Adjustment in respect of previous years	23	(116)	223
Foreign tax	(1,747)	(572)	(625)
Total current tax (expense)/credit	(1,994)	(905)	4,682
Deferred tax:
UK deferred tax:
Origination and reversal of temporary differences	19,663	5,176	29,142
Adjustment in respect of previous years	(104)	(375)	289
Total UK deferred tax credit/(expense) (Note 17)	19,559	4,801	29,431
Total deferred tax credit	19,559	4,801	29,431
Total income tax credit	17,565	3,896	34,113

Schedule of reconciliation of the total income tax expense

	2024	2023	2022
	£’000	£’000	£’000
Loss before income tax	(130,724)	(32,574)	(149,623)
Loss before tax multiplied by weighted average UK corporation tax rate of 25.0% (2023: 20.5% - weighted average UK corporation tax rate; 2022: 19.0% - weighted average US federal corporate income tax rate)	32,681	6,678	28,428
Tax effects of:
Adjustment in respect of previous years	(82)	(491)	512
Expenses not deductible for tax purposes(1)	(13,287)	(2,650)	(1,197)
Irrecoverable foreign tax credits	(1,747)	(572)	(625)
Impact of change in UK Corporation tax rate(2)	—	931	6,995
Total income tax credit	17,565	3,896	34,113
(1)	The tax effect of expenses not deductible for tax purposes amounted to £13,287,000 in the fiscal year ending 30 June 2024. The significant increase from the prior years is due to strategic review costs which have been recognised in Manchester United plc. As Manchester United Plc is not in the UK tax net these costs are not tax deductible.
(2)	The credit of £931,000 arising in the fiscal year ended 30 June 2023 is a result of UK deferred tax being recognized at the UK corporation tax rate of 25% but the total tax credit reconciliation is performed at the current year tax rate of 20.5% resulting in a reconciling item. The prior year weighted average UK corporation tax rate of 20.5% is a result of the increase in the UK corporation tax rate from 19.0% to 25.0% in April 2023.

Schedule of amounts relating to tax recognized directly in other comprehensive income

	2024	2023	2022
	£’000	£’000	£’000
UK deferred tax (Note 17)	1,667	(1,018)	(1,287)
Total deferred tax	1,667	(1,018)	(1,287)
Total income tax credit/(expense) recognized in other comprehensive (loss)/income	1,667	(1,018)	(1,287)